PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Aerospace & Defense 2.8%
Hexcel Corp.	5,807	$442,668
Banks 4.7%
East West Bancorp, Inc.	3,552	378,998
Wintrust Financial Corp.	2,639	353,679
		732,677
Biotechnology 2.7%
Argenx SE (Netherlands), ADR*	469	427,719
Broadline Retail 2.4%
Coupang, Inc. (South Korea)*	13,102	368,952
Capital Markets 3.1%
Houlihan Lokey, Inc.	1,095	192,063
LPL Financial Holdings, Inc.	807	287,324
		479,387
Communications Equipment 0.9%
Arista Networks, Inc.*	1,061	138,651
Consumer Staples Distribution & Retail 2.8%
Performance Food Group Co.*	4,546	441,280
Containers & Packaging 1.5%
Crown Holdings, Inc.	2,337	226,292
Electrical Equipment 2.4%
Generac Holdings, Inc.*	885	134,193
Regal Rexnord Corp.	1,603	234,022
		368,215
Financial Services 0.9%
Toast, Inc. (Class A Stock)*	4,153	141,991
Health Care Equipment & Supplies 0.5%
Dexcom, Inc.*	1,351	85,748
Health Care Providers & Services 3.7%
Encompass Health Corp.	1,959	227,675
Guardant Health, Inc.*	3,183	345,101
		572,776
Hotels, Restaurants & Leisure 1.6%
Churchill Downs, Inc.	2,340	255,271
Insurance 8.4%
Axis Capital Holdings Ltd.	3,463	354,057
Lincoln National Corp.	9,217	379,188
Markel Group, Inc.*	228	474,340
Ryan Specialty Holdings, Inc.	1,689	98,080
		1,305,665

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 4.8%
Pinterest, Inc. (Class A Stock)*	13,725	$358,497
Reddit, Inc. (Class A Stock)*	1,803	390,295
		748,792
Life Sciences Tools & Services 1.0%
ICON PLC*	848	156,880
Machinery 5.7%
Gates Industrial Corp. PLC*	10,784	245,444
Nordson Corp.	1,579	375,265
RBC Bearings, Inc.*	589	262,087
		882,796
Marine Transportation 2.4%
Kirby Corp.*	3,251	369,054
Metals & Mining 6.3%
Eldorado Gold Corp. (Turkey)*	31,261	978,782
Multi-Utilities 6.5%
CMS Energy Corp.	5,255	396,437
NiSource, Inc.	13,830	610,318
		1,006,755
Oil, Gas & Consumable Fuels 2.0%
Expand Energy Corp.	1,298	158,265
Permian Resources Corp.	10,527	152,536
		310,801
Pharmaceuticals 1.1%
UCB SA (Belgium), ADR	1,213	169,078
Real Estate Management & Development 3.0%
CBRE Group, Inc. (Class A Stock)*	2,869	464,290
Residential REITs 1.3%
Independence Realty Trust, Inc.	11,758	201,650
Semiconductors & Semiconductor Equipment 6.9%
Lattice Semiconductor Corp.*	7,684	539,494
Monolithic Power Systems, Inc.	572	530,913
		1,070,407
Software 0.9%
HubSpot, Inc.*	395	145,091
Specialized REITs 3.2%
Gaming & Leisure Properties, Inc.	11,344	493,804
Specialty Retail 4.3%
Burlington Stores, Inc.*	1,207	304,442
Five Below, Inc.*	1,480	244,037
O’Reilly Automotive, Inc.*	1,109	112,785
		661,264

PGIM Jennison Focused Mid-Cap ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 5.6%
Ralph Lauren Corp.	2,390	$877,919
Trading Companies & Distributors 3.9%
WESCO International, Inc.	2,253	602,475

Total Long-Term Investments (cost $12,784,601)		15,127,130

Short-Term Investment 2.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $414,985)(wb)	414,985	414,985

TOTAL INVESTMENTS 100.0% (cost $13,199,586)		15,542,115
Liabilities in excess of other assets (0.0)%		(5,804)

Net Assets 100.0%		$15,536,311

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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